1 Operations	12 Months Ended
Dec. 31, 2020
Operations
Operations
1	Operations

Braskem S.A. is a public corporation headquartered in Camaçari, Bahia (“BA”), which, jointly with its subsidiaries (hereinafter referred to as “Braskem” or “Company”), is controlled by Novonor S.A. (“Novonor”, previously named Odebrecht S.A.), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The Company’s shares are traded on B3 S.A. Brasil, Bolsa, Balcão (“B3”), under the tickers BRKM3, BRKM5 and BRKM6, and on the New York Stock Exchange (“NYSE”) under the ticker BAK.

Braskem also is engaged in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air and industrial gases, as well as the provision of industrial services and the production, supply and sale of electric energy for its own use and use by other companies. Braskem also invests in other companies, either as equity method investees or associates.

The Company has industrial plants in Brazil, the United States, Germany, and Mexico. The units produce thermoplastic resins, namely polyethylene (“PE”) and polypropylene (“PP”), polyvinyl chloride (“PVC”), as well as basic petrochemicals.

On December 31, 2020, the consolidated statement of financial position presented positive net working capital (defined as total current assets less total current liabilities) of R$5.8 billion and negative shareholders’ equity of R$3.9 billion, mainly due to exchange variation effects from the depreciation in the Brazilian Real against the U.S. dollar (Note 2.2.c) and to the provision for the geological event in Alagoas (Note 26).

The Company presented cash flow generated from operating activities of R$9,287,354 for the year ended December 31, 2020. Most of the credit facilities are long-term, with 96% of the total debt denominated in U.S. dollar, in line with the Company’s Financial Policy.

During periods in which the Brazilian Real depreciates significantly against the U.S. dollar, the Company is subject to an adverse effect from exchange variation on its debt. On the other hand, the depreciation in the Brazilian Real against the U.S. dollar has a positive effect on the Company’s cash generation, which manages the exposure against the debt position concentrated in U.S. dollar. In 2020, the Brazilian Real depreciated by 29% in relation to the U.S. dollar. The exchange variation losses recognized in 2020 will impact the cash flow in the liabilities’ maturity date, which is concentrated in the long term. Due to Braskem’s debt profile, this negative impact does not pose any risk to Company’s liquidity position for at least 12 months after the balance sheet date.

Opening of the new plant in the United States

In September 2020, the Company concluded the commissioning process following applicable safety standards and started commercial polypropylene production at its new plant in the United States. Located in the city of La Porte, and with production capacity of 450,000 tons per year (unaudited), the new PP plant in the United States is in line with the Company’s strategy to diversify its feedstock profile and to expand across Americas, reinforcing its leadership position in PP production in North America.

Braskem Idesa operations

On December 2, 2020, the subsidiary Braskem Idesa (“BI”) was notified by the National Natural Gas Control Center ("Cenagas"), the Mexican government agency responsible for the natural gas pipeline and transportation system in the region, regarding the unilateral suspension of natural gas transportation, an energy input essential to produce polyethylene at the Petrochemical Complex in Mexico. As a result, and respecting the safety protocols, Braskem Idesa immediately suspended its operational activities.

On January 7, 2021, Braskem Idesa partially resumed operations of polyethylene production based on an experimental business model, that follows all safety protocols, in order to attend the demand from Mexico’s plastics industry. In addition, Braskem Idesa has taken legal measures as established in the Ethane Supply Agreement entered into between BI and PEMEX. Braskem Netherlands B.V., the direct parent company of BI, also has taken legal actions based on the applicable international rules to protect the rights and to ensure the performance of all legal obligations and also seeking to protect its investment in Mexico. Such measures provide for a remediation and negotiation period in which the parties seek a solution.

On March 1, 2021, disclosed in Not 37(e), Braskem Idesa entered into the following agreements to enable it to continue its operations:

(i) a memorandum of understanding with PEMEX Transformación Industrial and PEMEX Exploración y Producción (“PEMEX”) setting out certain understandings regarding potential amendments to the ethane supply agreement and the development of an ethane import terminal, subject to further negotiation, a definitive agreement and approval by Braskem Idesa’s shareholders and creditors; and

(ii) a natural gas transport service agreement with Centro Nacional de Control del Gas Natural (“Cenagas”) for 15 years, which is conditioned upon the execution of the definitive agreement referenced in item (i) above.

Following the execution of these agreements by Braskem Idesa, it resumed receiving natural gas transportation services from Cenagas. The existing ethane supply agreement between Braskem Idesa and Pemex has not been modified and remains in place. At this time, Braskem Idesa is unable to predict the outcome of ongoing discussions with Pemex TRI, its shareholders, and creditors.

Braskem Idesa assessed its going concern assumptions and concluded to be able to realize its assets and settlle its liabilities in the normal course of business.

As required by the accounting standards, impairment analysis have been performed As a result, the carrying amount of property plant and equipment do not exceed its recoverable amount on December 31, 2020.